Cover	Apr. 02, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 02, 2025
Entity File Number	000-20127
Entity Registrant Name	Escalon Medical Corp.
Entity Central Index Key	0000862668
Entity Tax Identification Number	33-0272839
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	435 Devon Park Drive
Entity Address, Address Line Two	Suite 824
Entity Address, City or Town	Wayne
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	610
Local Phone Number	688-6830
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false